UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21407
Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Diversified Dividend and Income Fund (JDD)
March 31, 2009

Shares	Description (1)	Value

	Common Stocks – 37.0% (25.4% of Total Investments)

	Aerospace & Defense – 3.6%

16,700	Lockheed Martin Corporation	$1,152,801
45,600	Northrop Grumman Corporation	1,989,984
52,200	Raytheon Company	2,032,668

	Total Aerospace & Defense	5,175,453

	Commercial Banks – 2.3%

72,400	JPMorgan Chase & Co.	1,924,392
94,500	Wells Fargo & Company	1,345,680

	Total Commercial Banks	3,270,072

	Commercial Services & Supplies – 2.2%

135,100	Pitney Bowes Inc.	3,154,585

	Containers & Packaging – 0.9%

95,000	Packaging Corp. of America	1,236,900

	Diversified Telecommunication Services – 2.1%

49,000	AT&T Inc.	1,234,800
60,000	Verizon Communications Inc.	1,812,000

	Total Diversified Telecommunication Services	3,046,800

	Electric Utilities – 0.8%

32,200	EDP – Energias de Portugal, S.A., Sponsored ADR	1,124,746

	Food Products – 0.9%

55,722	Kraft Foods Inc.	1,242,043

	Hotels, Restaurants & Leisure – 1.0%

118,000	Starwood Hotels & Resorts Worldwide, Inc.	1,498,600

	Household Products – 0.8%

25,000	Kimberly-Clark Corporation	1,152,750

	Industrial Conglomerates – 0.6%

80,000	General Electric Company	808,800

	Insurance – 3.5%

65,400	Hartford Financial Services Group, Inc.	513,390
90,900	MetLife, Inc.	2,069,793
60,500	Travelers Companies, Inc.	2,458,720

	Total Insurance	5,041,903

	Machinery – 1.9%

32,700	Caterpillar Inc.	914,292
36,000	Illinois Tool Works Inc.	1,110,600
53,000	Ingersoll Rand Company Limited, Class A	731,400

	Total Machinery	2,756,292

	Media – 0.1%

55,000	CBS Corporation, Class B	211,200

	Metals & Mining – 2.0%

48,000	Barrick Gold Corporation	1,556,160
13,000	POSCO, ADR	868,790
23,000	United States Steel Corporation	485,990

	Total Metals & Mining	2,910,940

	Multi-Utilities – 0.6%

63,981	United Utilities PLC, Sponsored ADR	882,938

	Oil, Gas & Consumable Fuels – 4.3%

20,000	Chevron Corporation	1,344,800
37,900	ConocoPhillips	1,484,164
50,000	Eni S.p.A., Sponsored ADR	1,916,000
30,000	Total S.A., Sponsored ADR	1,471,800

	Total Oil, Gas & Consumable Fuels	6,216,764

	Pharmaceuticals – 4.6%

43,400	GlaxoSmithKline PLC, ADR	1,348,438
63,100	Merck & Co. Inc.	1,687,925
117,800	Pfizer Inc.	1,604,436
68,000	Sanofi-Aventis, ADR	1,899,240

	Total Pharmaceuticals	6,540,039

	Road & Rail – 0.6%

21,500	Union Pacific Corporation	883,865

	Software – 2.1%

83,700	CA Inc.	1,473,957
79,800	Microsoft Corporation	1,465,926

	Total Software	2,939,883

	Tobacco – 2.1%

21,900	Lorillard Inc.	1,352,106
46,300	Philip Morris International	1,647,354

	Total Tobacco	2,999,460

	Total Common Stocks (cost $70,757,855)	53,094,033

Shares	Description (1)	Value

	Real Estate Investment Trust Common Stocks – 21.9% (15.0% of Total Investments)

	Diversified - 0.7%
30,500	Vornado Realty Trust	$1,013,820

	Industrial - 0.0%
21,600	First Industrial Realty Trust, Inc.	52,920

	Office - 4.5%
54,400	Boston Properties, Inc.	1,905,632
200,300	Brandywine Realty Trust	570,855
194,000	Douglas Emmett Inc.	1,433,660
93,600	Mack-Cali Realty Corporation	1,854,216
61,900	SL Green Realty Corporation	668,520

	Total Office	6,432,883

	Residential - 5.0%
192,526	Apartment Investment & Management Company, Class A	1,055,042
38,375	AvalonBay Communities, Inc.	1,805,928
66,500	Camden Property Trust	1,435,070
81,500	Equity Residential	1,495,525
132,600	Post Properties, Inc.	1,344,564

	Total Residential	7,136,129

	Retail - 4.4%
50,900	Federal Realty Investment Trust	2,341,399
95,200	Macerich Company	595,952
40,000	Regency Centers Corporation	1,062,800
35,520	Simon Property Group, Inc.	1,230,413
66,600	Taubman Centers Inc.	1,134,864

	Total Retail	6,365,428

	Specialized - 7.3%
74,557	Cogdell Spencer Inc.	380,241
351,400	DiamondRock Hospitality Company	1,409,114
229,400	Extra Space Storage Inc.	1,263,994
79,600	Health Care Property Investors Inc.	1,420,860
139,800	Host Hotels & Resorts Inc.	548,016
28,874	Public Storage, Inc.	1,595,289
137,500	Senior Housing Properties Trust	1,927,750
82,400	Ventas Inc.	1,863,064

	Total Specialized	10,408,328

	Total Real Estate Investment Trust Common Stocks (cost $74,491,917)	31,409,508

Shares	Description (1)	Coupon	Ratings (2)	Value

	Capital Preferred Securities – 0.9% (0.6% of Total Investments)

	Food Products – 0.9%

15	HJ Heinz Finance Company, 144A	8.000%	BB+	$1,297,500

	Total Capital Preferred Securities (cost $1,310,000)			1,297,500

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Variable Rate Senior Loan Interests – 45.1% (31.0% of Total Investments) (4)

	Aerospace & Defense – 1.2%

$1,163	Hexcel Corporation, Term Loan B	3.400%	3/01/12	BB+	$1,035,044
694	Vought Aircraft Industries, Inc., Term Loan	3.020%	12/22/11	Ba3	551,444
242	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	2.936%	12/22/10	Ba3	179,394

2,099	Total Aerospace & Defense				1,765,882

	Building Products – 0.5%

955	Stile Acquisition Corporation, Canadian Term Loan	4.250%	4/05/13	Caa3	387,697
966	Stile Acquisition Corporation, Term Loan B	4.250%	4/05/13	Caa3	391,975

1,921	Total Building Products				779,672

	Chemicals – 2.6%

400	Celanese US Holdings LLC, Credit Linked Deposit	0.497%	4/02/14	BB+	343,727
916	Celanese US Holdings LLC, Term Loan	2.935%	4/02/14	BB+	787,095
874	Georgia Gulf Corporation, Term Loan	8.696%	10/03/13	B	383,307
1,950	Hexion Specialty Chemicals, Inc., Term Loan C4	3.438%	5/05/13	Ba3	585,000
1,890	Rockwood Specialties Group, Inc., Term Loan E	2.268%	7/30/12	BB+	1,661,851

6,030	Total Chemicals				3,760,980

	Containers & Packaging – 2.0%

2,759	Graham Packaging Company, L.P., Term Loan	3.567%	10/07/11	B+	2,366,705
122	Smurfit-Stone Container Corporation, Canadian Revolver, (5)	3.070%	11/01/09	N/R	81,985
74	Smurfit-Stone Container Corporation, Deposit-Funded Commitment, (5)	4.500%	11/01/11	N/R	49,564
84	Smurfit-Stone Container Corporation, Term Loan B, (5)	2.750%	11/01/11	N/R	56,406
158	Smurfit-Stone Container Corporation, Term Loan C, (5)	2.750%	11/01/11	N/R	106,760
48	Smurfit-Stone Container Corporation, Tranche C1, (5)	2.750%	11/01/11	N/R	32,278
312	Smurfit-Stone Container Corporation, US Revolver, (5)	3.070%	11/01/09	N/R	192,384

3,557	Total Containers & Packaging				2,886,082

	Diversified Consumer Services – 1.3%

1,955	Weight Watchers International, Inc., Term Loan B	2.381%	1/26/14	BB+	1,824,667

	Diversified Telecommunication Services – 2.7%

1,931	Intelsat, Tranche B, Term Loan	3.925%	7/01/13	BB-	1,736,541
1,950	MetroPCS Wireless, Inc., Term Loan	3.213%	11/03/13	Ba2	1,779,646
458	Verifone, Inc., Term Loan B	3.270%	10/31/13	Ba2	372,863

4,339	Total Diversified Telecommunication Services				3,889,050

	Electric Utilities – 2.6%

1,702	Dynegy Holdings, Inc., Delayed Term Loan	2.020%	4/02/13	Ba1	1,490,426
293	Dynegy Holdings, Inc., Term Loan	2.020%	4/02/13	Ba1	256,912
1,970	TXU Corporation, Term Loan B2	4.033%	10/10/14	Ba3	1,306,972
987	TXU Corporation, Term Loan B3	4.033%	10/10/14	Ba3	653,493

4,952	Total Electric Utilities				3,707,803

	Electrical Equipment – 0.9%

1,409	Sensus Metering Systems, Inc., Term Loan B1	2.856%	12/17/10	BB	1,274,870

	Electronic Equipment & Instruments – 0.3%

972	Sensata Technologies B.V., Term Loan	2.934%	4/27/13	B	420,120

	Health Care Equipment & Supplies – 1.2%

1,980	Biomet, Inc., Term Loan	4.155%	3/24/15	BB-	1,790,274

	Health Care Providers & Services – 4.5%

1,300	Fresenius SE, Term Loan B1	6.750%	7/06/14	BBB-	1,290,040
700	Fresenius SE, Term Loan B2	6.750%	7/06/14	BBB-	694,960
1,858	Health Management Associates, Inc., Term Loan	2.970%	2/28/14	BB-	1,512,531
1,940	Quintiles Transnational Corporation, Term Loan B	2.957%	3/29/13	BB	1,741,150
233	United Surgical Partners International, Inc., Delayed Term Loan	2.550%	4/18/14	Ba3	195,040
1,233	United Surgical Partners International, Inc., Term Loan	2.840%	4/18/14	Ba3	1,032,556

7,264	Total Health Care Providers & Services				6,466,277

	Hotels, Restaurants & Leisure – 2.5%

1,940	24 Hour Fitness Worldwide, Inc., Term Loan B	3.489%	6/08/12	Ba3	989,400
763	CBRL Group, Inc., Term Loan B1	2.688%	4/27/13	BB-	657,589
92	CBRL Group, Inc., Term Loan B2	2.000%	4/28/13	BB-	79,108
89	Travelport LLC, Letter of Credit	3.470%	8/23/13	Ba2	52,344
445	Travelport LLC, Term Loan	3.023%	8/23/13	Ba2	260,869
595	Venetian Casino Resort LLC, Delayed Term Loan	2.270%	5/23/14	B-	318,965
2,358	Venetian Casino Resort LLC, Term Loan	2.270%	5/23/14	B-	1,263,004

6,282	Total Hotels, Restaurants & Leisure				3,621,279

	Independent Power Producers & Energy Traders – 1.8%

750	Kgen LLC, Synthetic Letter of Credit	3.000%	2/05/14	BB	521,250
1,222	Kgen LLC, Term Loan B	2.313%	2/05/14	BB	849,203
469	NRG Energy, Inc., Credit Linked Deposit	2.720%	2/01/13	Ba1	422,962
877	NRG Energy, Inc., Term Loan	2.720%	2/01/13	Ba1	791,621

3,318	Total Independent Power Producers & Energy Traders				2,585,036

	Insurance – 0.3%

1,152	Conseco, Inc., Term Loan	2.564%	10/10/13	Caa1	374,294

	IT Services – 2.1%

1,970	First Data Corporation, Term Loan B1	3.272%	9/24/14	Ba3	1,334,552
2,017	SunGard Data Systems, Inc., Term Loan B	2.696%	2/28/14	BB	1,719,112

3,987	Total IT Services				3,053,664

	Machinery – 1.0%

1,995	Manitowoc Company, Term Loan	6.500%	11/06/14	BB+	1,433,906

	Media – 10.4%

1,965	CanWest Mediaworks LP, Term Loan	3.256%	7/10/15	B3	751,612
980	Cequel Communications LLC, Term Loan B	2.521%	11/05/13	BB-	849,878
2,173	Charter Communications Operating Holdings LLC, Term Loan	3.211%	3/06/14	B1	1,783,261
1,965	Discovery Communications Holdings LLC, Term Loan	3.220%	5/14/14	N/R	1,824,191
1,852	Emmis Operating Company, Term Loan	2.288%	11/01/13	B+	780,202
1,955	Idearc, Inc., Term Loan (5), (6)	3.220%	11/17/14	B3	755,119
965	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	3.768%	4/08/12	N/R	435,915
1,950	Neilsen Finance LLC, Term Loan	2.533%	8/09/13	Ba3	1,526,433
1,975	Tribune Company, Term Loan B (5), (6)	0.000%	6/04/14	Ca	522,316
341	Tribune Company, Term Loan X (5), (6)	0.000%	6/04/09	Ca	88,576
2,000	Univision Communications, Inc., Term Loan	2.768%	9/29/14	B2	1,048,750
2,000	UPC Broadband Holding BV, Term Loan N	2.247%	12/31/14	Ba3	1,738,000
1,887	WMG Acquisition Corporation, Term Loan	2.982%	2/28/11	BB	1,666,244
2,000	Yell Group PLC, Term Loan	3.518%	10/27/12	N/R	1,135,000

24,008	Total Media				14,905,497

	Metals & Mining – 1.0%

669	Amsted Industries, Inc., Delayed Term Loan	3.243%	4/06/13	BB	605,362
921	Amsted Industries, Inc., Term Loan	3.124%	4/06/13	BB	833,559

1,590	Total Metals & Mining				1,438,921

	Paper & Forest Products – 0.9%

1,450	Georgia-Pacific Corporation, Term Loan B	3.258%	12/21/12	BB+	1,282,771

	Pharmaceuticals – 1.4%

2,118	Mylan Laboratories, Inc., Term Loan	4.367%	10/02/14	BB	1,972,232

	Real Estate Management & Development – 0.5%

1,320	LNR Property Corporation, Term Loan B	4.000%	7/12/11	BB	717,750

	Road & Rail – 1.0%

111	Hertz Corporation, Letter of Credit	3.477%	12/21/12	BB+	84,667
608	Hertz Corporation, Term Loan	2.297%	12/21/12	BB+	463,571
1,767	Swift Transportation Company, Inc., Term Loan	3.750%	5/10/14	B-	905,815

2,486	Total Road & Rail				1,454,053

	Specialty Retail – 0.5%

1,480	TRU 2005 RE Holding Co I LLC, Term Loan	3.497%	12/08/09	B3	680,949

	Textiles, Apparel & Luxury Goods – 0.8%

1,216	HBI Branded Apparel Limited, Inc., Term Loan	5.909%	9/05/13	BB+	1,165,474

	Trading Companies & Distributors – 1.1%

912	Ashtead Group Public Limited Company, Term Loan	2.375%	8/31/11	BB+	775,200
196	Brenntag Holdings GmbH & Co. KG, Acquisition Facility	2.598%	1/20/14	B+	144,327
804	Brenntag Holdings GmbH & Co. KG, Facility B2	3.206%	1/20/14	B+	590,673

1,912	Total Trading Companies & Distributors				1,510,200

$90,792	Total Variable Rate Senior Loan Interests (cost $90,610,599)				64,761,703

Principal
Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Emerging Markets Debt and Foreign Corporate Bonds – 32.6% (22.3% of Total Investments)

		Argentina – 0.4%

$2,246		Republic of Argentina	8.280%	12/31/33	B-	$617,738

		Brazil – 2.3%

900	BRL	Banco ABN AMRO Real S.A., Reg S	16.200%	2/22/10	N/R	398,836
190		Centrais Eletricas Brasileiras S.A., 144A	7.750%	11/30/15	BBB-	190,950
225		Cia Brasileira de Bebidas	10.500%	12/15/11	Baa1	254,475
695	BRL	Companhia Energetica de Sao Paulo, Corporate Bond, 144A	9.750%	1/15/15	Ba2	292,847
205		Federative Republic of Brazil	10.500%	7/14/14	BBB-	253,688
220		Federative Republic of Brazil	7.875%	3/07/15	BBB-	244,200
795	BRL	Federative Republic of Brazil	12.500%	1/05/22	BBB-	359,845
295		Federative Republic of Brazil	8.750%	2/04/25	BBB-	337,775
265		Globo Comunicacao Participacoes, S.A., 144A	7.250%	4/26/22	BBB+	229,225
65	BRL	National Treasury Note of Brazil	6.000%	5/15/15	Ba1	493,072
1,100	BRL	RBS Zero Hora Editora Jornalistica S.A., 144A	11.250%	6/15/17	BB	293,108

		Total Brazil				3,348,021

		Chile – 2.7%

600		Coldelco Inc., Reg S	6.375%	11/30/12	A1	635,326
450		Coporacion Nacional del Cobre de Chile, Reg S	5.625%	9/21/35	A1	391,033
1,245		Coporacion Nacional del Cobre de Chile, Reg S	6.150%	10/24/36	A1	1,187,869
430		Corporacion Nacional del Cobre, 144A	5.500%	10/15/13	A1	445,168
240		Corporacion Nacional del Cobre, 144A	4.750%	10/15/14	A1	238,522
935		Empresa Nacional del Petroleo, Reg S	6.750%	11/15/12	A	958,550
55		Empresa Nacional del Petroleo, 144A	4.875%	3/15/14	A	50,963

		Total Chile				3,907,431

		Colombia – 2.0%

480,000	COP	Bogota Distrito Capital, Reg S	9.750%	7/26/28	Baa3	160,213
135		Republic of Colombia	10.000%	1/23/12	BBB-	154,913
745		Republic of Colombia	7.375%	3/18/19	BBB-	746,863
335		Republic of Colombia	11.750%	2/25/20	BBB-	419,420
1,912,000	COP	Republic of Colombia	9.850%	6/28/27	BB+	746,686
700		Republic of Colombia	7.375%	9/18/37	BBB-	628,250

		Total Colombia				2,856,345

		Dominican Republic – 0.7%

1,230		Dominican Republic, Reg S	9.040%	1/23/18	B	959,087

		El Salvador – 1.0%

445		Republic of El Salvador, Reg S	7.750%	1/24/23	Baa3	422,750
860		Republic of El Salvador, Reg S	8.250%	4/10/32	Baa3	675,100
465		Republic of El Salvador, Reg S	7.625%	9/21/34	Baa3	383,625

		Total El Salvador				1,481,475

		Gabon – 0.1%

185		Republic of Gabon	8.200%	12/12/17	BB-	137,825

		Ghana – 0.4%

800		Republic of Ghana, Reg S	8.500%	10/04/17	B+	500,000

		Hungary – 0.9%

108,000	HUF	Republic of Hungary, Government Bond	5.500%	2/12/14	Baa1	345,740
1,125		Republic of Hungary, Treasury Bill	4.750%	2/03/15	Baa1	955,383

		Total Hungary				1,301,123

		India – 0.4%

905		Vedanta Resources PLC, 144A	9.500%	7/18/18	BB	574,675

		Indonesia – 2.1%

255		Majapahit Holdings B.V., 144A	7.250%	10/17/11	BB-	234,600
745		Majapahit Holdings B.V., Reg S	7.250%	6/28/17	BB-	518,468
275		Majapahit Holdings B.V., Reg S	7.875%	6/28/37	BB-	157,280
320		Republic of Indonesia	10.375%	5/04/14	BB-	335,200
425		Republic of Indonesia	6.875%	1/17/18	BB-	341,063
320		Republic of Indonesia	11.625%	3/04/19	BB-	349,600
1,350		Republic of Indonesia, 144A	7.750%	1/17/38	BB-	1,053,000

		Total Indonesia				2,989,211

		Israel – 0.5%

390		Israel Electric Corporation Limited, 144A	7.250%	1/15/19	BBB	392,141
310		Israel Electric Corporation Limited, 144A	9.375%	1/28/20	BBB	347,030

		Total Israel				739,171

		Kazakhstan – 1.3%

454		Intergas Finance B.V., Reg S	6.375%	5/14/17	Baa1	265,590
465		KazMuniaGaz Finance Subsidiary, 144A	9.125%	7/02/18	Baa1	344,100
1,355		KazMuniaGaz Finance Subsidiary, Reg S	9.125%	7/02/18	Baa1	1,020,450
257		Tengizchevroil LLP, 144A	6.124%	11/15/14	Baa3	204,460

		Total Kazakhstan				1,834,600

		Malaysia – 2.0%

950		Penerbangan Malaysia Berhad, Reg S	5.625%	3/15/16	A-	950,323
525		Pertoliam Nasional Berhad, Reg S	7.625%	10/15/26	A1	529,563
135		Petroliam Nasional Berhad, Reg S	7.750%	8/15/15	A1	151,663
140		Petronas Capital Limited, Reg S	7.000%	5/22/12	A1	149,984
1,100		Republic of Malaysia	8.750%	6/01/09	A-	1,110,538

		Total Malaysia				2,892,071

		Mexico – 1.4%

618		Conproca S.A., Reg S	12.000%	6/16/10	BBB+	646,275
80		Banco Mercantil del Norte, Reg S (8)	6.135%	10/13/16	A3	52,484
2,825	MXN	Mexico Bonos de DeSarrollo	7.750%	12/14/17	A+	199,136
405		Petroleos Mexicanos	8.000%	5/03/19	BBB+	396,900
4,500	MXN	United Mexican States	8.000%	12/19/13	A+	327,329
356		United Mexican States	6.050%	1/11/40	BBB+	306,160

		Total Mexico				1,928,284

		Morocco – 0.7%

755	EUR	Kingdom of Morocco, Reg S	5.375%	6/27/17	BBB-	948,457

		Pakistan – 0.7%

885		Islamic Republic of Pakistan, Reg S	7.125%	3/31/16	B3	434,308
1,080		Islamic Republic of Pakistan, Reg S	6.875%	6/01/17	B3	531,900

		Total Pakistan				966,208

		Panama – 0.8%

630		Republic of Panama	7.250%	3/15/15	BB+	645,750
479		Republic of Panama	9.375%	4/01/29	BB+	528,098

		Total Panama				1,173,848

		Peru – 1.5%

340		Republic of Peru	9.125%	2/21/12	BBB-	383,180
175	EUR	Republic of Peru	7.500%	10/14/14	BBB-	232,156
215		Republic of Peru	8.375%	5/03/16	BBB-	239,833
505		Republic of Peru	7.125%	3/30/19	BBB-	512,449
325		Republic of Peru	7.350%	7/21/25	BBB-	328,250
525		Republic of Peru	6.550%	3/14/37	BBB-	472,500

		Total Peru				2,168,368

		Philippines – 1.3%

255		Bangko Sentral ng Pilipinas, Series A	8.600%	6/15/27	BB-	246,712
220		National Power Corporation, Reg S	5.501%	8/23/11	BB-	218,396
265		National Power Corporation, Reg S	6.875%	11/02/16	BB-	248,354
380		National Power Corporation	9.625%	5/15/28	BB-	343,900
435	EUR	Republic of the Philippines	6.250%	3/15/16	BB-	505,698
235		Republic of the Philippines	8.375%	6/17/19	BB-	257,325

		Total Philippines				1,820,385

		Poland – 0.8%

175		Republic of Poland	5.250%	1/15/14	A2	173,775
1,090		Republic of Poland	5.000%	10/19/15	A2	1,032,775

		Total Poland				1,206,550

		Qatar – 0.4%

50		Ras Laffan Liquefied Natural Gas Co., Ltd., 144A	3.437%	9/15/09	Aa2	49,194
105		Ras Laffan Liquified Natural Gas Company Limited, Reg S	3.437%	9/15/09	Aa2	103,028
575		Ras Laffan Liquified Natural Gas II, Reg S	5.298%	9/30/20	Aa2	474,892

		Total Qatar				627,114

		Russian Federation – 0.8%

165		Gaz Capital S.A., Reg S	8.625%	4/28/34	A3	149,325
410		Russian Agricultural Bank	6.299%	5/15/17	Baa1	293,150
745		Russia Federation, Reg S	7.500%	3/31/30	Baa1	709,742

		Total Russian Federation				1,152,217

		Serbia – 1.1%

1,375		Republic of Serbia, 144A	3.750%	11/01/24	BB-	976,250
775		Republic of Serbia, Reg S	3.750%	11/01/24	BB-	550,560

		Total Serbia				1,526,810

		South Africa – 1.7%

1,205		Republic of South Africa	7.375%	4/25/12	BBB+	1,247,175
1,315		Republic of South Africa	5.875%	5/30/22	BBB+	1,186,788

		Total South Africa				2,433,963

		Tunisia – 1.6%

2,165		Banque de Tunisie	7.375%	4/25/12	BBB	2,197,474
110	EUR	Banque de Tunisie, Reg S	4.500%	6/22/20	BBB	103,033

		Total Tunisia				2,300,507

		Turkey – 0.5%

513	TRY	Republic of Turkey, Government Bond	10.000%	2/15/12	BB	287,824
575		Republic of Turkey, Government Bond	7.250%	3/05/38	BB-	468,625

		Total Turkey				756,449

		Ukraine – 0.2%

535		Republic of Ukraine, Reg S	6.875%	3/04/11	B1	294,164

		Uruguay – 1.3%

1,222		Oriental Republic of Uruguay	7.625%	3/21/36	BB	983,431
830		Republic of Uruguay	8.000%	11/18/22	BB	752,644
117		Republic of Uruguay	7.875%	1/15/33	BB	96,784

		Total Uruguay				1,832,859

		United Arab Emirates – 0.3%

435		Abu Dhabi National Energy Company, 144A	7.250%	8/01/18	Aa2	415,523

		United States – 0.2%

295		Petrobras International Finance Company	7.875%	3/15/19	Baa1	307,154

		Venezuela – 0.5%

605		Republic of Venezuela	9.250%	9/15/27	BB-	353,925
95		Republic of Venezuela, Reg S	9.250%	5/07/28	BB-	48,260
615		Republic of Venezuela	9.375%	1/13/34	BB-	318,263

		Total Venezuela				720,448

		Total Emerging Markets Debt and Foreign Corporate Bonds (cost $51,148,211)				46,718,081

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value

		Short-Term Investments – 8.3% (5.7% of Total Investments)

$11,899		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09,	0.100%	4/01/09		$11,899,484
		repurchase price $11,899,517, collateralized by $7,940,000 U.S. Treasury Bonds, 7.500%, due 11/15/24, value $12,138,672

		Total Short-Term Investments (cost $11,899,484)				11,899,484

		Total Investments (cost $300,218,066) – 145.8%				209,180,309

		Other Assets Less Liabilities – (0.5)%				(698,970)

		FundPreferred Shares, at Liquidation Value – (45.3)% (9)				(65,000,000)

		Net Assets Applicable to Common Shares – 100%				$143,481,339

Investments in Derivatives
Forward Foreign Currency Exchange Contracts outstanding at March 31, 2009:

					Unrealized
					Appreciation
	Amount	In Exchange For	Amount	Settlement	(Depreciation)
Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)

Brazilian Real	1,700,000	U.S. Dollar	714,136	6/17/09	$(5,327)
Brazilian Real	1,700,000	U.S. Dollar	713,686	6/17/09	(5,777)
Brazilian Real	801,000	U.S. Dollar	336,060	6/17/09	(2,933)
Brazilian Real	125,000	U.S. Dollar	54,395	6/17/09	1,493
Colombian Peso	888,696,000	U.S. Dollar	371,995	4/23/09	23,240
Colombian Peso	1,650,434,000	U.S. Dollar	690,269	4/23/09	42,582
Euro	1,305,000	U.S. Dollar	1,658,616	6/17/09	(75,370)
Euro	37,000	U.S. Dollar	47,832	6/17/09	(1,331)
Euro	194,000	U.S. Dollar	262,851	6/17/09	5,078
Euro	50,000	U.S. Dollar	66,260	6/17/09	(176)
Hungarian Forint	41,800,000	U.S. Dollar	172,513	6/17/09	(4,744)
Hungarian Forint	41,800,000	U.S. Dollar	173,106	6/17/09	(4,150)
Indonesian Rupiah	5,605,688,000	U.S. Dollar	559,450	7/16/09	87,990
Kazakhstan Tenge	68,500,000	U.S. Dollar	538,099	5/15/09	88,770
Mexican Peso	7,715,000	U.S. Dollar	496,621	6/17/09	(40,814)
New Romanian Leu	834,000	U.S. Dollar	231,931	6/17/09	(22,339)
Peruvian Nouveau Sol	700,000	U.S. Dollar	219,298	6/05/09	(875)
South Korean Won	618,144,000	U.S. Dollar	614,000	7/01/09	165,674
Turkish New Lira	503,000	U.S. Dollar	277,563	6/17/09	(19,204)
U.S. Dollar	247,660	Euro	195,000	6/17/09	11,442
U.S. Dollar	17,717	Euro	13,000	6/17/09	(444)
U.S. Dollar	576,420	Indonesian Rupiah	5,605,688,000	7/16/09	(104,960)
U.S. Dollar	200,637	Kazakhstan Tenge	31,500,000	5/15/09	5,989
U.S. Dollar	509,062	Mexican Peso	7,300,000	6/17/09	(537)
U.S. Dollar	254,101	New Romanian Leu	834,000	6/17/09	168
U.S. Dollar	547,515	South Korean Won	618,144,000	7/01/09	(99,189)
U.S. Dollar	400,588	Yuan Renminbi	2,723,000	9/21/09	(1,218)
U.S. Dollar	394,559	Yuan Renminbi	2,683,000	9/21/09	(1,055)
U.S. Dollar	400,765	Yuan Renminbi	2,724,000	9/21/09	(1,248)
Vietnamese Dong	7,476,200,000	U.S. Dollar	393,484	5/29/09	(21,918)
Yuan Renminbi	2,522,000	U.S. Dollar	359,772	9/21/09	(10,119)
Yuan Renminbi	3,085,000	U.S. Dollar	440,872	9/21/09	(11,591)
Yuan Renminbi	2,523,000	U.S. Dollar	359,914	9/21/09	(10,123)
Yuan Renminbi	1,680,000	U.S. Dollar	239,658	2/22/10	(6,969)

					$(19,985)

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
  Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$94,395,341	$114,732,484	$52,484	$209,180,309
Derivatives*	—	(19,985)	—	(19,985)

Total	$94,395,341	$114,712,499	$52,484	$209,160,324

* Represents net unrealized appreciation (depreciation). Derivatives may include outstanding futures, forward and swap contracts.
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance at beginning of period	$1,269,746
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	86,947
Net purchases at cost (sales at proceeds)	54,800
Net discounts (premiums)	2,504
Net transfers in to (out of) at end of period fair value	(1,361,513)

Balance at end of period	$52,484

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2009, the cost of investments was $302,223,350.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$6,704,385
Depreciation	(99,747,426)

Net unrealized appreciation (depreciation) of investments	$(93,043,041)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	This issue is under the protection of the Federal Bankruptcy Court.

(6)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(7)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(9)	FundPreferred Shares, at Liquidation Value as a percentage of Total Investments is 31.1%.

N/R	Not Rated.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Reg S
Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

BRL	Brazilian Real

COP	Colombian Peso

EUR	Euro

HUF	Hungarian Forint

MXN	Mexican Peso

TRY	Turkish New Lira

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 29, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 29, 2009